Trade and other receivables - Provision matrix (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Trade and other receivables	€ 18,850	€ 10,926
Expected loss	14.90%	22.40%
Gross carrying amount
Trade and other receivables
Trade and other receivables	€ 22,163	€ 14,083
Accumulated impairment
Trade and other receivables
Trade and other receivables	(3,313)	(3,157)
Plenitude customers
Trade and other receivables
Trade and other receivables	€ 2,007	€ 1,527
Expected loss	22.80%	29.70%
Plenitude customers | Not-past due
Trade and other receivables
Trade and other receivables	€ 1,709	€ 1,245
Expected loss	3.60%	3.60%
Plenitude customers | from 0 to 3 months
Trade and other receivables
Trade and other receivables	€ 113	€ 98
Expected loss	16.30%	19.00%
Plenitude customers | from 3 to 6 months
Trade and other receivables
Trade and other receivables	€ 39	€ 31
Expected loss	40.90%	41.50%
Plenitude customers | from 6 to 12 months
Trade and other receivables
Trade and other receivables	€ 48	€ 53
Expected loss	52.00%	51.80%
Plenitude customers | Over 12 months
Trade and other receivables
Trade and other receivables	€ 98	€ 100
Expected loss	81.40%	83.30%
Plenitude customers | Gross carrying amount
Trade and other receivables
Trade and other receivables	€ 2,601	€ 2,173
Plenitude customers | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	1,772	1,291
Plenitude customers | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	135	121
Plenitude customers | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	66	53
Plenitude customers | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	100	110
Plenitude customers | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	528	598
Plenitude customers | Accumulated impairment
Trade and other receivables
Trade and other receivables	(594)	(646)
Plenitude customers | Accumulated impairment | Not-past due
Trade and other receivables
Trade and other receivables	(63)	(46)
Plenitude customers | Accumulated impairment | from 0 to 3 months
Trade and other receivables
Trade and other receivables	(22)	(23)
Plenitude customers | Accumulated impairment | from 3 to 6 months
Trade and other receivables
Trade and other receivables	(27)	(22)
Plenitude customers | Accumulated impairment | from 6 to 12 months
Trade and other receivables
Trade and other receivables	(52)	(57)
Plenitude customers | Accumulated impairment | Over 12 months
Trade and other receivables
Trade and other receivables	(430)	(498)
Plenitude customers | Retail customer | Gross carrying amount
Trade and other receivables
Trade and other receivables	1,845	1,778
Plenitude customers | Retail customer | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	1,291	1,155
Plenitude customers | Retail customer | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	70	105
Plenitude customers | Retail customer | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	55	50
Plenitude customers | Retail customer | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	92	102
Plenitude customers | Retail customer | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	337	366
Plenitude customers | Middle customer | Gross carrying amount
Trade and other receivables
Trade and other receivables	646	334
Plenitude customers | Middle customer | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	424	75
Plenitude customers | Middle customer | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	22	16
Plenitude customers | Middle customer | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	5	3
Plenitude customers | Middle customer | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	7	8
Plenitude customers | Middle customer | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	188	232
Plenitude customers | Other customers | Gross carrying amount
Trade and other receivables
Trade and other receivables	110	61
Plenitude customers | Other customers | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	57	€ 61
Plenitude customers | Other customers | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	43
Plenitude customers | Other customers | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	6
Plenitude customers | Other customers | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	1
Plenitude customers | Other customers | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	€ 3